Consolidated Statements of Convertible Preferred Stock and Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Total	ASC842 Adoption (eff. January 1, 2020)	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Gain (Loss)	Accumulated Deficit	Accumulated Deficit ASC842 Adoption (eff. January 1, 2020)
Beginning balance (in shares) at Dec. 31, 2017	47,673,808
Beginning balance at Dec. 31, 2017	$ 128,762
Convertible Preferred Stock
Preferred stock issued (in shares)	5,704,601
Preferred stock issued	$ 35,632
Ending balance (in shares) at Dec. 31, 2018	53,378,409
Ending balance at Dec. 31, 2018	$ 164,394
Beginning balance (in shares) at Dec. 31, 2017			10,054,836
Beginning balance at Dec. 31, 2017	(121,523)		$ 1	$ 6,518	$ 0	$ (128,042)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Class A common stock upon initial public offering, net of issuance (in shares)			1,200,000
Sale of Class A common stock upon initial public offering, net of issuance costs	3,120			3,120
Exercise of stock options (in shares)			165,109
Exercise of stock options	126		$ 0	126
Stock-based compensation	2,319			2,319
Unrealized gain (loss) on available-for-sale debt securities	(2)				(2)
Stock buyback from founder (in shares)			(1,275,000)
Stock buyback from founder	(3,305)					(3,305)
Net loss	(34,181)					(34,181)
Ending balance (in shares) at Dec. 31, 2018			10,144,945
Ending balance at Dec. 31, 2018	$ (153,446)		$ 1	12,083	(2)	(165,528)
Convertible Preferred Stock
Preferred stock issued (in shares)	12,549,852
Preferred stock issued	$ 82,511
Ending balance (in shares) at Dec. 31, 2019	65,928,261
Ending balance at Dec. 31, 2019	$ 246,905
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)			502,435
Exercise of stock options	722		$ 0	722
Stock-based compensation	7,678			7,678
Unrealized gain (loss) on available-for-sale debt securities	2				2
Net loss	$ (38,197)					(38,197)
Ending balance (in shares) at Dec. 31, 2019	10,647,380		10,647,380
Ending balance at Dec. 31, 2019	$ (183,241)	$ (565)	$ 1	20,483	0	(203,725)	$ (565)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting standards update, extensible list	ASC 842 adoption (eff. January 1, 2020)
Ending balance (in shares) at Mar. 31, 2020	65,928,261
Ending balance at Mar. 31, 2020	$ 246,905
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)			118,685
Exercise of stock options	10		$ 0	10
Stock-based compensation	1,442			1,442
Net loss	(13,215)					(13,215)
Ending balance (in shares) at Mar. 31, 2020			10,766,065
Ending balance at Mar. 31, 2020	$ (195,569)		$ 1	21,935		(217,505)
Beginning balance (in shares) at Dec. 31, 2019	65,928,261
Beginning balance at Dec. 31, 2019	$ 246,905
Convertible Preferred Stock
Preferred stock issued (in shares)	42,677
Preferred stock issued	$ 136
Ending balance (in shares) at Dec. 31, 2020	65,970,938
Ending balance at Dec. 31, 2020	$ 247,041
Beginning balance (in shares) at Dec. 31, 2019	10,647,380		10,647,380
Beginning balance at Dec. 31, 2019	$ (183,241)	$ (565)	$ 1	20,483	0	(203,725)	$ (565)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)			2,242,380
Exercise of stock options	2,170		$ 0	2,170
Stock-based compensation	7,336			7,336
Unrealized gain (loss) on available-for-sale debt securities	0
Net loss	$ (47,877)					(47,877)
Ending balance (in shares) at Dec. 31, 2020	12,889,760		12,889,760
Ending balance at Dec. 31, 2020	$ (222,177)		$ 1	29,989	$ 0	(252,167)
Convertible Preferred Stock
Preferred stock conversion to Class B common stock (in shares)	(65,970,938)
Preferred stock conversion to Class B common stock	$ (247,041)
Ending balance (in shares) at Mar. 31, 2021	0
Ending balance at Mar. 31, 2021	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock conversion to Class B common stock (in shares)			65,970,938
Preferred stock conversion to Class B common stock	247,041		$ 7	247,034
Sale of Class A common stock upon initial public offering, net of issuance (in shares)			13,800,000
Sale of Class A common stock upon initial public offering, net of issuance costs	175,534		$ 1	175,533
Conversion of convertible preferred stock warrants to Class B common stock warrants	1,827			1,827
Cashless exercise of common stock warrant to Class B common stock (in shares)			24,837
Exercise of stock options (in shares)			1,458,159
Exercise of stock options	1,875		$ 0	1,875
Stock-based compensation	3,498			3,498
Net loss	$ (16,171)					(16,171)
Ending balance (in shares) at Mar. 31, 2021	94,143,694		94,143,694
Ending balance at Mar. 31, 2021	$ 191,427		$ 9	$ 459,756		$ (268,338)